UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,498,687
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	920,050
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,335,939

		6,754,676
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	1,045	1,061,730
California — 13.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,501,554
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,792,525
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	890	1,068,792
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	171,000
5.25%, 8/15/49	370	433,429
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,495	1,682,862
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (a):
5.00%, 12/01/41	290	333,485
5.00%, 12/01/46	635	727,335
5.25%, 12/01/56	235	273,223
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	5,930	6,758,421
5.25%, 5/15/39	800	896,208

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	$360	$454,738
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.13%, 6/01/47	2,165	2,164,848
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	811,260
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	2,979,727
6.50%, 4/01/33	14,925	17,228,823
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	933,596
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,396,226
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	665	675,647

		45,283,699
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,178,540
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,537,580
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/20 (c)	3,385	3,938,583

		5,476,163
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,266,941
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,165	1,373,407

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$4,065	$4,457,516

		7,097,864
District of Columbia — 3.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	288,921
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,676,070
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	3,687,698
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,603,805
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	3,382,067

		11,638,561
Florida — 3.0%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,340	1,577,703
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,339,622
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	3,015	3,946,484
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,085	1,041,568
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,340	2,639,192

		10,544,569
Georgia — 1.7%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	850	1,031,781

Municipal Bonds	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$515	$638,528
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	146,640
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,867,979
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	150	163,770

		5,848,698
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,545,892
Illinois — 21.1%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,815	1,847,688
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,745,035
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	797	800,826
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	7,137,588
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,166,256
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,280	3,659,398
(AGM), 5.25%, 11/01/33	1,325	1,419,472
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	938,380
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	5,000	5,659,450
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,841,470

2	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Presence Health Network, Series C, 5.00%, 2/15/36 (d)	$210	$239,455
Presence Health Network, Series C, 4.00%, 2/15/41 (d)	1,425	1,428,634
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,615	3,117,446
Senior, Series C, 5.00%, 1/01/37	2,800	3,335,640
Series A, 5.00%, 1/01/38	2,315	2,683,154
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,684,580
Series B-2, 5.00%, 6/15/50	2,500	2,644,075
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	518,298
6.00%, 6/01/28	1,140	1,367,042
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	800	909,728
Series A (NPFGC), 6.70%, 11/01/21	4,690	5,407,148
Series C (NPFGC), 7.75%, 6/01/20	1,795	2,069,797
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,662,830
Series A, 5.00%, 4/01/35	3,000	3,230,400
Series A, 5.00%, 4/01/38	3,640	3,901,752
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	698,531
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	810	934,651
5.00%, 4/01/44	985	1,132,179
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,805,992

Municipal Bonds	Par (000)	Value
Illinois (continued)
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	$1,170	$1,171,053

		73,157,948
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	978,075
7.00%, 1/01/44	1,905	2,384,260
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,906,087
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	505,868
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,598,068
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	405	457,516
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	944,840
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,163,912
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,504,912

		15,443,538
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	890	924,478
5.50%, 12/01/22	2,340	2,433,366
5.25%, 12/01/25	460	496,230

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,190	$1,267,588

		5,121,662
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,142,399
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (e)	1,200	1,069,860

		2,212,259
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,995,687
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,167,155
5.25%, 5/15/31	870	986,737
5.25%, 5/15/32	1,110	1,279,164
5.25%, 5/15/33	1,205	1,378,833
5.25%, 5/15/35	505	580,876

		9,388,452
Maryland — 1.0%
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,513,050
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	487,444
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	750	745,245

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$725	$875,082

		3,620,821
Massachusetts — 3.9%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	2,870	2,860,271
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,245,881
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,103,009
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,830	2,918,239
S/F Housing, Series 130, 5.00%, 12/01/32	2,290	2,307,747
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,955	2,065,555

		13,500,702
Michigan — 6.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	5,072,555
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,567,514
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	991,610
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,146,751

4	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Series A (continued):
McLaren Health Care, 5.75%, 5/15/18 (c)	$7,560	$8,250,984

		21,029,414
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,752,910
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (c)	1,065	1,216,624

		4,969,534
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	299,528
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	280,096

		579,624
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	946,366
5.00%, 9/01/42	1,445	1,629,555

		2,575,921
New Jersey — 6.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,786,890
5.25%, 11/01/44	1,525	1,620,328
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,085	1,134,953
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,189,072

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	$2,240	$2,682,557
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	245	253,891
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,985	2,320,822
Series E, 5.00%, 1/01/45	2,615	3,106,489
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,270	1,408,430
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,823,058
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,721,105

		21,047,595
New York — 15.2%
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	255	255,235
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,395,125
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,907,646
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,800	1,905,426
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,960	1,960,098
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (c)	7,015	7,945,890
6.50%, 11/15/28	2,390	2,707,511
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	12,924,189

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$1,220	$1,387,530
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,860	3,279,390
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	382,412
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	990,437
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,174,528
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A (AMT), 5.00%, 7/01/41	595	681,953
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,374,339
6.00%, 12/01/42	1,250	1,470,438
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	400	402,048
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,300	2,299,793

		52,443,988
North Carolina — 1.3%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (c)	1,400	1,570,450
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	688,344

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB (continued):
Carolina Village Project, 6.00%, 4/01/38	$2,000	$2,088,440

		4,347,234
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	4,000	3,969,760
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	751,925
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	275	310,846

		5,032,531
Pennsylvania — 2.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	635	712,724
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,112,907
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	850	998,886
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,164,861
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	1,105	1,313,569
Series A-1, 5.00%, 12/01/46	1,365	1,625,524

		7,928,471
Rhode Island — 1.7%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,645	2,827,875

6	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50	$2,945	$3,155,509

		5,983,384
South Carolina — 4.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,280	3,723,325
AMT, 5.25%, 7/01/55	1,295	1,512,405
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	7,441,709
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,135	3,790,873

		16,468,312
Tennessee — 0.6%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,142,399
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	690	828,649

		1,971,048
Texas — 6.8%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (f)(g)	1,500	25,440
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (c)	2,140	2,635,239
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	591,733
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,091,444
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	909,220

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	$455	$543,934
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,304,600
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	670	732,397
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 1/01/19 (c)	5,690	6,451,550
1st Tier System, 6.25%, 1/01/39	1,310	1,467,121
5.00%, 1/01/38	925	1,098,086
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,369,980
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,291,761

		23,512,505
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	3,058,890
Virginia — 2.5%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	500	517,350
5.13%, 10/01/42 (c)	3,440	3,559,781
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,853,245
6.00%, 1/01/37	2,365	2,825,158

		8,755,534
Washington — 2.2%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	755	886,997

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$2,290	$2,769,778
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,109,257

		7,766,032
Wisconsin — 3.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,066,594
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,789,517
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,810	1,977,063

		12,833,174
Total Municipal Bonds – 121.2%		419,178,965

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
California — 6.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	3,271	3,704,201
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	2,610	2,862,126
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,725,672
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	2,290	2,394,607

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$1,077	$1,224,325

		20,910,931
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	2,129	2,388,582
Connecticut — 1.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,239,760
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,531,591
Illinois — 0.9%
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 1/01/18 (c)	2,999	3,209,070
Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,466,467
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,680,336
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(i)	2,009	2,267,048
New York — 7.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (c)	927	1,001,100
5.00%, 6/15/37	5,372	5,799,848

8	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$1,575	$1,784,160
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47	1,610	1,903,490
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,720	5,827,042
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	6,440	7,791,785
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	3,224,391

		27,331,816
North Carolina — 2.7%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project:
Series A, 5.00%, 10/01/41	6,239	6,285,443
Series B, 5.00%, 10/01/55	2,550	3,104,574

		9,390,017
Ohio — 5.2%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,558,160
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,368,587

		17,926,747
South Carolina — 1.6%
South Carolina Public Service Authority, Refunding RB, Series A (c):
5.50%, 1/01/19	398	444,526
5.50%, 1/01/19 (i)	4,603	5,139,977

		5,584,503
Texas — 2.8%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,984,083

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$3,400	$3,992,892
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	690	698,716
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,831	2,188,124

		9,863,815
Washington — 5.1%
Central Puget Sound Regional Transit Authority, RB, Series A (c):
5.00%, 11/01/17	4,500	4,749,390
5.00%, 11/01/17	4,500	4,749,390
(AGM), 5.00%, 11/01/17	7,693	8,119,805

		17,618,585
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	2,499	2,723,782
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.6%		137,133,050
Total Long-Term Investments (Cost — $496,173,329) — 160.8%		556,312,015

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (j)(k)	457,261	457,261
Total Short-Term Securities (Cost — $457,261) — 0.1%		457,261

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Short-Term Securities	Value
Total Investments (Cost — $496,630,590*) — 160.9%	$556,769,276
Other Assets Less Liabilities — 0.6%	1,868,392
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.0)%	(72,701,546)
VMTP Shares, at Liquidation Value — (40.5)%	(140,000,000)

Net Assets Applicable to Common Shares — 100.0%	$345,936,122

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$424,180,103

Gross unrealized appreciation	$61,667,763
Gross unrealized depreciation	(1,720,242)

Net unrealized appreciation	$59,947,521

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to July 1, 2017 is $9,128,597.

(j)	Current yield as of period end.

(k)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,981,652	(1,524,391)	$457,261	$457,261	$1,702

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(33)	5-Year U.S. Treasury Note	September 2016	$4,026,516	$3,895
(38)	10-Year U.S. Treasury Note	September 2016	$5,055,781	(4,103)
(20)	Long U.S. Treasury Bond	September 2016	$3,488,750	(57,117)
(5)	Ultra U.S. Treasury Bond	September 2016	$ 952,656	(12,692)
Total				$(70,017)

10	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$556,312,015	—	$556,312,015
Short-Term Securities	$457,261	—	—	457,261

Total	$457,261	$556,312,015	—	$556,769,276

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$3,895	—	—	$3,895
Liabilities:
Interest rate contracts	(73,912)	—	—	(73,912)

Total	$(70,017)	—	—	$(70,017)

[1] See above Schedule of Investments for values in each state and political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contrasts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$179,050	—	—	$179,050
Liabilities:
Bank overdraft	—	$(38,888)	—	(38,888)
TOB Trust Certificates	—	(72,641,652)	—	(72,641,652)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$179,050	$(212,680,540)	—	$(212,501,490)

During the period ended July 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIVEST FUND II, INC.	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date:	September 21, 2016